DISCONTINUED OPERATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

NOTE 15 - DISCONTINUED OPERATIONS

Oregon Operations

On December 28, 2022, the Company entered into a Stock Purchase and Sale Agreement pursuant to which the Company sold all of its equity interests in LTRMN, Inc., which conducts cannabis distribution and wholesale activities in Oregon, for an aggregate purchase price of $0.25 million. The purchase price was paid in the form of a secured promissory note at a rate of 8.0% per annum due and payable on the third anniversary of the date of issuance. However, upon a final and binding settlement of certain ongoing litigation that is approved by UMBRLA, the purchase price shall be automatically revised to be nil and the promissory note shall be deemed paid and satisfied in-full.

On December 28, 2022, the Company entered into a Membership Interest Purchase and Sale Agreement pursuant to which the Company sold its 50.0% equity interests in Psychonaut Oregon, LLC (“Psychonaut”) to Joseph Gerlach for an aggregate purchase price of $1.00. Mr. Gerlach owns the other 50.0% of the equity interests in Psychonaut and is also the Company’s Chief Cultivation Officer. In connection with the sale of Psychonaut, the Company entered into an unsecured promissory note dated December 28, 2022 (the “Psychonaut Note”) pursuant to which the Company consolidated all current liabilities due to Mr. Gerlach totaling $0.15 million. The Psychonaut Note accrues interest at a rate of 1.0% per annum and is due and payable on the fifth anniversary of the date of issuance.

The Company concluded that the sale of LTRMN, Inc. and Psychonaut (together, the "Oregon operations") represented a strategic shift that will have a major effect on the Company’s operations and financial results and thus all assets and liabilities allocable to the operations within the state of Oregon were classified as discontinued operations. The assets associated with the Oregon operations were measured at the lower of their carrying amount or fair value less costs to sell ("FVLCTS"). Revenue and expenses, gains or losses relating to the discontinuation of Oregon operations were eliminated from profit or loss from the Company’s continuing operations and are shown as a single line item in the consolidated statements of operations for all periods presented.

The Company recognized a loss upon sale of the Oregon operations of $0.50 million for the net carrying value of the assets as of the disposition date which was determined as the book value less direct costs to sell and is recognized as a component of loss on disposal of assets and other expense in the Consolidated Statements of Operations for Discontinued Operations during the year ended December 31, 2022. As of December 31, 2022, the Oregon operations have been fully deconsolidated by the Company and the Company does not have any continuing involvement with the former subsidiary outside of the Magee litigation disclosed in “Note 18 - Commitments and Contingencies”.

NuLeaf

On November 17, 2021, Medifarm III, LLC (“Medifarm III”), a wholly-owned subsidiary of the Company, entered into a Membership Interest Purchase Agreement (the “NuLeaf Purchase Agreement”) with NuLeaf, Inc., a Nevada corporation (“NuLeaf”). Upon the terms and subject to the satisfaction of the conditions described in the NuLeaf Purchase Agreement, Medifarm III agreed to sell its 50.0% of the outstanding membership interests of each of NuLeaf Reno Production, LLC (“NuLeaf Reno”) and NuLeaf Sparks Cultivation, LLC (“NuLeaf Sparks”) to NuLeaf, which owned the remaining 50.0% of the membership interests of NuLeaf Reno and NuLeaf Sparks, for aggregate consideration of $6.50 million in cash. The transaction closed in April 2022.

OneQor

During fiscal year 2020, management suspended the operations of OneQor due to (i) a lack of proper growth in customer acquisition and revenue for this CBD operation during the COVID-19 pandemic and (ii) the overall financial health of the Company as a result of COVID-19 and social unrest. The Company plans to focus its attention and resources on growing its THC business. In November 2022, the Company received confirmation for the legal dissolution of OneQor. Accordingly, all liabilities and existing obligations related to OneQor were extinguished as of December 31, 2022.

The completed sales of our NuLeaf and Oregon operations during the periods presented represented a strategic shift that had a major effect on the Company’s operations and financial results. As a result, management determined the results of these components qualified for discontinued operations presentation in accordance with ASC 205, “Reporting Discontinued Operations and Disclosure of Disposals of Components of an Entity".

Operating results for the discontinued operations were comprised of the following:

	(in thousands)
	Three Months Ended June 30,	Six Months Ended June 30,
	2022	2022
Total Revenues	$1,948	$6,833
Cost of Goods Sold	1,549	3,648
Gross Profit	399	3,185

Selling, General & Administrative Expenses	1,137	3,608
Gain on Sale of Assets	(2,047)	(3,728)
Income from Operations	1,309	3,305

Interest Expense	(6)	(6)
Other Income	21	50
Income from Discontinued Operations Before Provision for Income Taxes	1,324	3,349

Income Tax Expense	95	-
Income from Discontinued Operations	$1,419	$3,349

Income from Discontinued Operations per Common Share Attributable to Unrivaled Brands, Inc. Common Stockholders - Basic And Diluted	$-	$0.01

As of June 30, 2023 and December 31, 2022, the assets and liabilities related to discontinued operations were deconsolidated and no balance remained.

NOTE 19 – DISCONTINUED OPERATIONS

NuLeaf

On November 17, 2021, Medifarm III, LLC (“Medifarm III”), a wholly-owned subsidiary of the Company, entered into a Membership Interest Purchase Agreement with NuLeaf, Inc., a Nevada corporation (“NuLeaf”) wherein Medifarm III agreed to sell its fifty percent (50%) of the outstanding membership interests of each of NuLeaf Reno Production, LLC (“NuLeaf Reno”) and NuLeaf Sparks Cultivation, LLC (“NuLeaf Sparks”) to NuLeaf, which owned the remaining fifty percent (50%) of the membership interests of NuLeaf Reno and NuLeaf Sparks, for aggregate consideration of $6.50 million in cash. The transaction closed in April 2022 and the Company recognized a gain of $2.05 million for the difference between the aggregate consideration and the book value of the assets as of the disposition date, less direct costs to sell, for the year ended December 31, 2022.

Nevada Dispensaries

During fiscal year 2019 and 2020, the Company entered into Asset Purchase Agreements with unrelated third parties to sell substantially all of the assets of the Company related to the Company's dispensaries located at:

•	1130 E. Desert Inn Road, Las Vegas, NV 89109;
•	1085 S. Virginia St., Suite A, Reno, NV 89502; and
•	3650 S. Decatur Blvd., Las Vegas, NV 89103.

The dispensaries are collectively referred to as the "Nevada dispensaries". The transactions for the sale of the Nevada dispensaries closed upon receiving all required government approvals during the fourth quarter ended December 31, 2021. The Company recognized an aggregate gain of $12.83 million upon sale of the Nevada dispensaries, equal to the difference between the consideration paid and the book value of the assets as of the disposition date, less direct costs to sell, and reflected such gain in income from discontinued operations for the year ended December 31, 2021.

Oregon Operations

On December 28, 2022, the Company entered into a Stock Purchase and Sale Agreement pursuant to which the Company sold all of its equity interests in LTRMN, Inc., which conducts cannabis distribution and wholesale activities in Oregon, for an aggregate purchase price of $0.25 million. The purchase price was paid in the form of a secured promissory note at a rate of 8.0% per annum due and payable on the third anniversary of the date of issuance. However, upon a final and binding settlement of certain ongoing litigation that is approved by UMBRLA, the purchase price shall be automatically revised to be $0 and the promissory note shall be deemed paid and satisfied in-full.

On December 28, 2022, the Company entered into a Membership Interest Purchase and Sale Agreement pursuant to which the Company sold its 50% equity interests in Psychonaut Oregon, LLC (“Psychonaut”) to Joseph Gerlach for an aggregate purchase price of $1. Mr. Gerlach owns the other 50% of the equity interests in Psychonaut and is also the Company’s Chief Cultivation Officer. In connection with the sale of Psychonaut, the Company entered into an unsecured promissory note dated December 28, 2022 (the “Psychonaut Note”) pursuant to which the Company consolidated all current liabilities due to Mr. Gerlach totaling $0.15 million. The Psychonaut Note accrues interest at a rate of 1.0% per annum and is due and payable on the fifth anniversary of the date of issuance.

The Company concluded that the sale of LTRMN, Inc. and Psychonaut Oregon, LLC (together, the "Oregon operations") represented a strategic shift that will have a major effect on the Company’s operations and financial results and thus all assets and liabilities allocable to the operations within the state of Oregon were classified as discontinued operations. The assets associated with the Oregon operations were measured at the lower of their carrying amount or FVLCTS. Revenue and expenses, gains or losses relating to the discontinuation of Oregon operations were eliminated from profit or loss from the Company’s continuing operations and are shown as a single line item in the consolidated statements of operations for all periods presented.

The Company recognized a loss upon sale of the Oregon operations of $0.50 million for the net carrying value of the assets as of the disposition date which was determined as the book value less direct costs to sell and is recognized as a component of loss on disposal of assets and other expense in the Consolidated Statements of Operations for Discontinued Operations during the year ended December 31, 2022. As of December 31, 2022, the Oregon operations have been fully deconsolidated by the Company and the Company does not have any continuing involvement with the former subsidiary outside of the Magee litigation disclosed in “Note 23 – Commitments and Contingencies”.

Real Estate

As of December 31, 2020, the Company classified real property in Las Vegas, NV as available-for-sale, as it met the criteria of ASC 360-10-45-9. On August 9, 2021, the Company sold the property for $2.60 million in cash to 117 Real Estate Holdings LLC. A loss on the sale of the asset of $0.10 million was recorded during the year ended December 31, 2022 and is presented within net income from discontinued operations.

As of December 31, 2020, the Company classified real property in Santa Ana, CA as available-for-sale, as it met the criteria of ASC 360-10-45-9. On August 10, 2021, the Company entered into a Stock Purchase Agreement with two individuals, pursuant to which the Company sold all of the share of common stock of its wholly-owned subsidiary, 1815 Carnegie Santa Ana, Corp. (“1815 Carnegie”) to those individuals for aggregate consideration of $1.70 million. 1815 Carnegie holds a permit to operate a cannabis dispensary in the City of Santa Ana, CA. On August 12, 2021, the Company also entered into a Supply agreement with an affiliate of purchasers to obtain a right of first refusal to purchase cannabis bulk and distillate to be integrated into the Company cannabis goods and products, as well as a Retail Space Agreement with 1815 Carnegie, pursuant to which the Company will receive guaranteed placement of 15 SKUs at the cannabis dispensary. Each agreement has a term of three years. The Company recorded a gain on the sale of the asset of $1.70 million during the year ended December 31, 2021, which is presented within net income from discontinued operations.

On December 7, 2021, 620 Dyer LLC, a wholly-owned subsidiary of the Company, entered into a Standard Offer, Agreement and Escrow Instructions for Purchase of Real Estate (the “PSA”) with FRO III/SMA Acquisitions, LLC (the “Buyer”) to sell the real property located at 620 East Dyer Road, Santa Ana, CA (the “Dyer Property”) for $13.40 million in cash. The real estate asset was classified as available-for-sale as of December 31, 2021. On February 10, 2022, the Company announced the closing of the sale of the Dyer Property, resulting in the Company retiring $9.00 million of outstanding debt on the Dyer Property as disclosed in "Note 13 – Notes Payable". The Company is continuing to evaluate its options with respect to the license originally connected to the Dyer Property, including consideration of the retail density in the area. If the city of Santa Ana grants approval to relocate licenses elsewhere in the city, the Company may consider using the dispensary license to open a dispensary in an underserved part of Santa Ana.

OneQor

During fiscal year 2020, management suspended the operations of OneQor Technologies due to (i) a lack of proper growth in customer acquisition and revenue for this CBD operation during the COVID-19 pandemic and (ii) the overall financial health of the Company as a result of COVID-19 and social unrest. The Company plans to focus its attention and resources on growing its THC business.

In November 2022, the Company received confirmation for the legal dissolution of OneQor. Accordingly, all liabilities and existing obligations related to OneQor were extinguished, resulting in a gain on disposal of assets of $0.53 million.

Edible Garden

On March 30, 2020, the Company entered into an Asset Purchase Agreement with Edible Garden AG Inc. (“Edible Garden AG”) pursuant to which the Company sold substantially all of the assets of Edible Garden Corp. The consideration received included (i) a five-year $3.00 million secured promissory note bearing interest at 3.5% per annum and (ii) two option agreements to purchase up to a 20% interest in Edible Garden AG. During the year ended December 31, 2021, the Company exercised both options and acquired 5,000,000 common shares of Edible Garden AG for a nominal fee. See “Note 6 – Investments” for further information.

The completed sales of the NuLeaf operations, Oregon operations, Nevada dispensaries, real estate assets, and assets divested during the years ended December 31, 2022 and 2021 represent a strategic shift that will have a major effect on the Company’s operations and financial results. As a result, management determined the results of these components qualified for discontinued operations presentation in accordance with ASC 205, “Reporting Discontinued Operations and Disclosure of Disposals of Components of an Entity.” Operating results for discontinued operations were comprised of the following:

	(in thousands)
	Year Ended
	December 31, 2022	December 31, 2021
Total Revenues	$9,257	$18,453
Cost of Goods Sold	5,299	12,292

Gross Profit	3,958	6,161

Selling, General and Administrative Expenses	4,532	8,466
Loss (Gain) on Sale of Assets	(4,752)	(6,583)

Income (Loss) from Operations	$4,178	$4,278

Interest Expense	(11)	(977)
Other Income	27	7,806

Income (Loss) from Discontinued Operations Before Provision for Income Taxes	$4,194	$11,107
Provision for Income Tax for Discontinued Operations	—	(917)
Net Income (Loss) from Discontinued Operations, Net of Taxes	$4,194	$10,190

Income (Loss) from Discontinued Operations per Common Share Attributable to Unrivaled Brands, Inc. Common Stockholders - Basic And Diluted	$0.01	$0.03

The carrying amounts of the major classes of assets and liabilities for the discontinued operations are as follows:

(in thousands)
December 31, 2021
Cash	$1,735
Accounts Receivable, Net	2,216
Inventory	2,358
Prepaid Expenses and Other Assets	98
Property, Equipment and Leasehold Improvements, Net	18,225
Intangible Assets, Net	—
Goodwill	—
Other Assets	811
Assets of Discontinued Operations	$25,443

Accounts Payable and Accrued Expenses	$2,834
Notes Payable	299
Income Tax Payable	917
Long-Term Lease Liabilities	591
Liabilities of Discontinued Operations	$4,641